9. FIXED ASSETS (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Machinery and equipment (2-10 years)	$ 207,037	$ 206,370	$ 221,655
Leasehold improvements (5-20 years)	603,612	603,612	600,000
Furniture and fixtures (3-10 years)	174,799	156,567	146,936
Software and websites (3- 7 years)	108,631	108,961	108,961
Less: accumulated depreciation	(651,809)	(606,509)	(554,884)
Property and equipment, net	442,270	469,001	522,668
PurchasedMember
Machinery and equipment (2-10 years)	119,998	119,331	134,616
Leasehold improvements (5-20 years)	603,612	603,612	600,000
Furniture and fixtures (3-10 years)	73,539	55,307	45,676
Software and websites (3- 7 years)	63,782	64,112	64,112
Less: accumulated depreciation	(435,409)	(400,516)	(374,021)
Property and equipment, net	425,522	441,846	470,383
CapitalLeaseObligationsMember
Machinery and equipment (2-10 years)	87,039	87,039	87,039
Leasehold improvements (5-20 years)
Furniture and fixtures (3-10 years)	101,260	101,260	101,260
Software and websites (3- 7 years)	44,849	44,849	44,849
Less: accumulated depreciation	(216,400)	(205,993)	(180,863)
Property and equipment, net	$ 16,748	$ 27,155	$ 52,285